COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Apr. 05, 2012
COMMITMENTS AND CONTINGENCIES
2013	$ 22,705	$ 45,011
2014	50,090	46,207
2015 and thereafter	11,651	15,535
Total	$ 84,446	$ 106,753	$ 10